Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Schedule of Changes in Investment	The changes in the investment are as follows:

Balance December 31, 2011	1,044
Share of result	(766)
Balance December 31, 2012	278